Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

December 31, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FEG Absolute Access Fund I LLC (811-22527/333- )

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement on Form N-2 (the “Registration Statement”) of FEG Absolute Access Fund I LLC (the “Registrant”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “1933 Act”), and the applicable rules thereunder in order to register units of limited liability company interest of the Registrant for public offering under the 1933 Act.

Questions and comments may be directed to the undersigned at (215) 988-3328.

Very truly yours,

/s/ Andrew E. Seaberg
Andrew E. Seaberg